Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005552
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRSMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 3,964,171,000
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	11.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117203
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PAIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,964,171,000
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	11.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211685
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	I Class
Trading Symbol	PRTMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 3,964,171,000
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	11.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless